Selected Financial Information for Unconsolidated Affiliates (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Balance Sheets
Real estate, net of accumulated depreciation							$ 7,200,000
Total assets	9,992,915		9,992,915		10,974,288	15,600,198
Debt							7,200,000
Total liabilities	794,750		794,750		1,895,008	7,624,761
Accumulated other comprehensive loss	(489,477)		(489,477)
Retained earnings	(2,059,705)		(2,059,705)		(2,514,658)	(3,403,269)
Statements of Operations
Operating expenses	1,995,988	1,977,104	5,976,297	5,859,445	9,589,162	6,456,820
Depreciation expense	43,561	39,149	127,325	80,601	116,218	52,671
Net income	1,255,817	(461,613)	454,953	(1,535,873)	888,611	168,813
Fair value adjustment of cash flow hedge	(268,308)		(489,477)
Comprehensive income (loss)	1,130,827	(509,959)	27,382	(1,695,957)
Equity Method Investee
Balance Sheets
Real estate, net of accumulated depreciation	45,516,612		45,516,612		28,895,100
Construction in progress	11,107,711		11,107,711		7,433,859	6,616,311
Total assets	58,639,036		58,639,036		37,631,562	6,815,459
Debt	38,807,584		38,807,584		11,961,097
Total liabilities	40,601,609		40,601,609		13,371,217	981,235
Partner's capital					24,260,345	5,834,224
Partner's capital	17,099,978		17,099,978		24,107,320
Accumulated other comprehensive loss	489,477		489,477
Retained earnings	1,426,926		1,426,926		153,025
Statements of Operations
Rental revenues	1,621,478		4,258,036		617,949
Operating expenses	300,314		962,132		391,069
Depreciation expense	456,682		1,192,019		73,855
Interest expense	303,125		689,843
Net income	517,113		1,273,901		153,025
Fair value adjustment of cash flow hedge	(268,308)		(489,477)
Comprehensive income (loss)	$ 248,805		$ 784,424